PREPAID LAND LEASE PAYMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
PREPAID LAND LEASE PAYMENTS [Abstract]
Prepaid land lease payments	$ 6,894		¥ 44,656		¥ 44,656
Less: accumulated amortization	(483)		(2,233)		(3,126)
Net carrying value	6,411		42,423		41,530
Amortization expense for land use right	138	¥ 893	¥ 893	¥ 893
Year 1	138				893
Year 2	138				893
Year 3	138				893
Year 4	138				893
Year 5	$ 138				¥ 893